Equity - Earnings per share (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity
Profit attributable to Ecopetrol's shareholders	$ 31,604,781	$ 15,649,143	$ 1,586,677
Weighted average number of outstanding shares	41,116,694,690	41,116,694,690	41,116,694,690
Net basic earnings per share (Colombian pesos)	$ 768.7	$ 380.60	$ 38.59